Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 54,805	$ 54,493
Restricted cash	6,840	6,669
Accounts receivable, net	14,202	18,273
Due from related parties	17,837	1,361
Prepaid expenses and other current assets	3,665	8,732
Total current assets	97,349	89,528
Vessels, net	1,441,635	1,375,931
Deposits for vessels acquisitions	0	42,276
Goodwill	1,579	1,579
Intangible assets-other than goodwill	0	3,300
Other long-term assets	1,920	690
Deferred dry dock and special survey costs, net	10,326	5,312
Investment in affiliates	204,808	170,607
Loans receivable from affiliates	16,474	7,791
Total non-current assets	1,676,742	1,607,486
Total assets	1,774,091	1,697,014
Current liabilities
Accounts payable	2,753	1,599
Dividend payable	0	7,967
Accrued expenses	9,802	10,261
Due to related parties, short term	0	18,489
Deferred revenue	7,600	1,400
Current portion of long-term debt, net of deferred finance costs	62,643	31,882
Total current liabilities	82,798	71,598
Long-term debt, net of current portion, premium and deferred finance costs	1,134,940	1,110,120
Due to related parties, long term	0	9,625
Unfavorable lease terms	0	2,878
Deferred gain on sale of assets	8,982	0
Total non-current liabilities	1,143,922	1,122,623
Total liabilities	$ 1,226,720	$ 1,194,221
Commitments and contingencies
Series D Convertible Preferred Stock, 0 and 1,200 shares issued and outstanding with $0 and $12,000 redemption amount as of December 31, 2015 and December 31, 2014, respectively	$ 0	$ 12,000
Puttable common stock 650,000 and 0 shares issued and outstanding with $6,500 and $0 redemption amount as of December 31, 2015 and December 31, 2014, respectively	6,500	0
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 4,000 and 4,540 series A, B and C shares issued and outstanding as of December 31, 2015 and December 31, 2014, respectively	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 149,782,990 and 151,664,942 issued and outstanding as of December 31, 2015 and December 31, 2014, respectively	15	15
Additional paid-in capital	540,856	557,125
Accumulated deficit	0	(66,347)
Total stockholders' equity	540,871	490,793
Total liabilities and stockholders' equity	$ 1,774,091	$ 1,697,014